Reconciliation of Financial Statements to Form 5500 (in thousands) - Reconciliation of Net Assets Available for Benefit (Details) - EBP INVSAL - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 5,105,026	$ 4,063,234
Amounts allocated to withdrawing participants	(108)	(3,689)
Net assets available for benefits per the Form 5500	$ 5,104,918	$ 4,059,545